INCOME TAX (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of income tax [text block] [Abstract]
Temporary differences associated with the investments in subsidiaries	$ 184.6	$ 143.6